Unaudited Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Statement of Comprehensive Income [Abstract]
Revenue, net	$ 7,015,892	$ 6,454,418	$ 13,437,263	$ 13,444,164	$ 25,165,733	$ 19,492,606
Cost of goods sold (exclusive of depreciation expense shown below)	5,627,448	4,399,575	10,284,247	9,863,688	19,277,786	14,969,683
Gross profit	1,388,444	2,054,843	3,153,016	3,580,476	5,887,947	4,522,923
Operating expenses:
Advertising and marketing expenses	281,503	284,572	572,382	627,981	1,171,696	641,831
General and administrative expenses	3,674,492	2,269,299	7,068,034	4,412,849	9,106,716	5,144,601
Provision for credit losses	20,213		29,508		31,484	123,562
Depreciation and amortization expenses	25,757	32,347	51,121	75,099	126,791	148,763
Total operating expenses	4,001,965	2,586,218	7,721,045	5,115,929	10,436,687	6,058,757
Loss from operations	(2,613,521)	(531,375)	(4,568,029)	(1,535,453)	(4,548,740)	(1,535,834)
Other income (expense)
Interest expense	(2,105,348)	(1,306,524)	(3,962,327)	(2,442,824)	(5,270,404)	(653,429)
Change in fair value of warrant liabilities	42,744	(286,684)	519,327	(452,045)	(433,725)
Change in fair value of conversion option liabilities	88,510	(176,194)	360,989	(236,859)	(204,487)
Gain on forgiveness of payable					319,900
Gain on conversion of debt to preferred stock	433,881		433,881
Foreign exchange loss	(15,338)	(5,816)	(8,829)	(10,520)	(48,071)
Resale commissions income	16,680		61,600	85,100	134,600	106,353
Other income (expense), net	(117,902)	267,386	(257,223)	225,812	117,531	65,949
Total other expense, net	(1,656,773)	(1,507,832)	(2,852,582)	(2,831,336)	(5,384,656)	(481,127)
Loss before income taxes	(4,270,294)	(2,039,207)	(7,420,611)	(4,366,789)	(9,933,396)	(2,016,961)
Income tax benefit (expense)		9,712	400,000	(522,568)	(838,055)	838,055
Net loss	$ (4,270,294)	$ (2,029,495)	$ (7,020,611)	$ (4,889,357)	$ (10,771,451)	$ (1,178,906)
Net loss per common share, basic (in Dollars per share)	$ (4.59)	$ (2.54)	$ (7.73)	$ (6.13)	$ (12.86)	$ (1.9)
Net loss per common share, diluted (in Dollars per share)	$ (4.59)	$ (2.54)	$ (7.73)	$ (6.13)	$ (12.86)	$ (1.9)
Weighted average number of common shares outstanding, basic (in Shares)	930,561	799,415	907,735	797,454	837,641	621,892
Weighted average number of common shares outstanding, diluted (in Shares)	930,561	799,415	907,735	797,454	837,641	621,892